Recognized Non-Recurring Charges, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9,817	$ 13,301
Research and development incentives		(4,493)
Net charge	$ 9,817	$ 8,808